Business combination - Allocation of Purchase Price (Detail) (CNY) In Thousands, unless otherwise specified	Mar. 12, 2012
Business Acquisition [Line Items]
Property and equipment	128
Intangible assets
Goodwill	899
Total	11,722
Technology [Member]
Intangible assets
Intangible assets	10,035
Software [Member]
Intangible assets
Intangible assets	660